Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 95.83%
Corporate Revenue Bonds — 1.95%
Cottonwood
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$1,229,251
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,975,000	3,045,954
		4,275,205
Education Revenue Bonds — 23.14%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	850,000	912,790
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,340,853
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	268,952
Series A 5.00% 7/1/45	230,000	244,619
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,112,380
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,000,000	1,104,580
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	759,779
Series A 5.75% 8/1/44	585,000	618,579
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	257,031
Series A 5.00% 7/1/47	710,000	768,369

(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	719,290
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	175,939
Series A 5.00% 7/1/44	495,000	521,671
NQ-313 [5/21] 7/21 (1710552)    1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	$1,072,040
Series A 5.00% 7/1/47	800,000	851,776
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	787,553
144A 5.00% 8/1/53 #	570,000	601,880
5.25% 8/1/39	800,000	849,432
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,279,248
5.00% 5/1/47	1,500,000	1,626,075

(Carleton College) 4.00% 3/1/37	635,000	721,614
(Gustavus Adolphus College) 5.00% 10/1/47	1,000,000	1,165,710
(Macalester College)
3.00% 3/1/40	365,000	402,774
3.00% 3/1/43	325,000	355,082
4.00% 3/1/31	125,000	156,500
4.00% 3/1/32	155,000	192,549
4.00% 3/1/33	150,000	185,532
4.00% 3/1/34	150,000	185,056
4.00% 3/1/35	125,000	153,493
4.00% 3/1/36	125,000	153,068
4.00% 3/1/37	100,000	122,157
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	262,410
4.00% 5/1/25	200,000	209,398
4.00% 5/1/26	100,000	104,512
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	655,620
Series A 5.00% 10/1/32	715,000	877,269
Series A 5.00% 10/1/45	670,000	800,563

(St. John's University) Series 8-I 5.00% 10/1/34	215,000	250,653
(St. Olaf College)
3.00% 10/1/41	530,000	584,495
4.00% 10/1/50	935,000	1,106,685
2    NQ-313 [5/21] 7/21 (1710552)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	$241,361
Series 8-G 5.00% 12/1/32	205,000	241,154
Series 8-N 4.00% 10/1/34	800,000	914,400
Series 8-N 4.00% 10/1/35	590,000	673,473
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	335,718
Series B 5.00% 10/1/39	770,000	858,735
(University of St. Thomas)
4.00% 10/1/37	500,000	587,980
4.00% 10/1/41	1,000,000	1,165,440
4.00% 10/1/44	950,000	1,099,881
Series A 4.00% 10/1/35	400,000	462,056
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,503,593
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	770,000	789,581
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	670,598
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,859,288
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	298,896
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	583,170
Series A 6.00% 9/1/51	3,500,000	4,115,685
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,344,130
Series A 4.125% 9/1/47	500,000	525,355

(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,631,610
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,518,753
Series A 5.00% 9/1/40	900,000	1,100,988
Series A 5.00% 9/1/41	620,000	758,254
NQ-313 [5/21] 7/21 (1710552)    3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Woodbury Charter School Lease Revenue
(MSA Building Company) Series A 4.00% 12/1/50	450,000	$476,082
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	660,000	718,832
Series A 4.00% 7/1/56	575,000	623,645
		50,616,634
Electric Revenue Bonds — 5.60%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,500,000	1,538,235
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	525,187
Series A 5.00% 12/1/26	360,000	385,175
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	189,171
5.00% 10/1/28	500,000	572,885
5.00% 10/1/47	745,000	885,089
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	596,220
5.00% 1/1/28	500,000	592,500
5.00% 1/1/29	470,000	555,324
5.00% 1/1/33	225,000	265,876
5.00% 1/1/34	200,000	235,850
Series A 5.00% 1/1/24	335,000	359,153
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	165,000	157,987
Series AAA 5.25% 7/1/25 ‡	95,000	91,200
Series CCC 5.25% 7/1/27 ‡	650,000	624,000
Series WW 5.00% 7/1/28 ‡	585,000	560,137
Series XX 4.75% 7/1/26 ‡	105,000	100,144
Series XX 5.25% 7/1/40 ‡	295,000	283,200
Series XX 5.75% 7/1/36 ‡	370,000	357,050
Series ZZ 4.75% 7/1/27 ‡	85,000	81,069
Series ZZ 5.25% 7/1/24 ‡	130,000	124,800
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	549,473
Series A 5.00% 12/1/35	500,000	609,325
Series A 5.00% 12/1/36	520,000	632,455
4    NQ-313 [5/21] 7/21 (1710552)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	$468,496
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	912,328
		12,252,329
Healthcare Revenue Bonds — 31.89%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	420,860
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	869,148
5.00% 9/1/43	535,000	564,334
5.00% 9/1/58	1,175,000	1,231,565
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	373,617
4th Tier Series D 7.00% 1/1/37	490,000	397,816
4th Tier Series D 7.25% 1/1/52	1,495,000	1,154,350
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,329,498
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,537,304
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	645,000	625,128
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	236,327
5.00% 9/1/52	1,500,000	1,515,315
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,533,270
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	850,570
NQ-313 [5/21] 7/21 (1710552)    5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Crookston Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	$1,063,601
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	870,000	891,533
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	340,541
Series A 5.00% 4/1/40	315,000	319,766
Series A 5.00% 4/1/48	185,000	187,148
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,872,925
Series A 5.00% 2/15/48	1,590,000	1,905,742
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	2,000,000	2,070,800
6.00% 6/15/39	1,000,000	1,036,200
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	187,964
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	757,425
(St. John's Lutheran Home of Albert Lea Project) 5.375% 10/1/44	165,000	165,360
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,304,584
5.00% 5/1/26	1,300,000	1,561,443
5.00% 5/1/29	500,000	610,080

(North Memorial Health Care) 5.00% 9/1/30	610,000	689,837
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	1,057,010
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,123,180
Series A 5.00% 11/15/33	1,200,000	1,405,212
6    NQ-313 [5/21] 7/21 (1710552)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/34	500,000	$584,790
Series A 5.00% 11/15/44	1,000,000	1,164,840
Series A 5.00% 11/15/49	1,450,000	1,749,135
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,723,800
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	510,413
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	494,075
4.20% 8/1/49	1,500,000	1,475,565
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 5.25% 12/1/23	175,000	185,227
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,832,799
Rochester, Minnesota
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	800,000	860,448
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,111,892
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	831,872
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	137,874
5.00% 9/1/34	105,000	114,268
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	280,447
5.00% 5/1/48	3,900,000	4,823,247
Series A 4.00% 5/1/37	1,440,000	1,620,144
Series A 5.00% 5/1/46	2,000,000	2,369,340
NQ-313 [5/21] 7/21 (1710552)    7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	$1,016,540
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	718,478
Series A 5.00% 11/15/47	485,000	589,886
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,467,484
Series A 5.00% 7/1/29	1,000,000	1,179,370
Series A 5.00% 7/1/32	900,000	1,059,039
Series A 5.00% 7/1/33	1,540,000	1,810,085
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,706,817
Series A 5.15% 11/1/42	775,000	775,519
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,000,590
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	1,200,820
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,501,605
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/38	500,000	526,875
4.00% 8/1/39	400,000	421,000
4.00% 8/1/44	350,000	365,932
5.00% 8/1/54	350,000	375,567
		69,775,236
Housing Revenue Bonds — 1.80%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	1,055,400
8    NQ-313 [5/21] 7/21 (1710552)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis–St. Paul Housing Finance Board Single Family Mortgage-Backed Securities Program
(City Living Project) Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	474	$474
Minnesota Housing Finance Agency
Series I 2.20% 1/1/51	685,000	690,823
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	113,893
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,321,359
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	750,690
		3,932,639
Lease Revenue Bonds — 2.10%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,902,443
Series A 5.00% 6/1/43	1,000,000	1,083,350
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,613,029
		4,598,822
Local General Obligation Bonds — 7.23%
Anoka-Hennepin Independent School District No. 11
Series A 3.00% 2/1/43	500,000	542,420
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,188,860
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	506,682
Series A 4.20% 3/1/34	750,000	799,193
Hennepin County
Series A 5.00% 12/1/33	1,560,000	2,108,340
Series A 5.00% 12/1/37	910,000	1,132,040
NQ-313 [5/21] 7/21 (1710552)    9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County
Series C 5.00% 12/1/37	2,500,000	$3,058,650
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,165,650
Series A 5.00% 2/1/29	1,000,000	1,163,270
Series A 5.00% 2/1/31	1,000,000	1,162,870
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	190,637
Series A 4.00% 2/1/37	215,000	255,497
Series A 4.00% 2/1/38	220,000	260,832
Series B 4.00% 2/1/36	335,000	399,146
Series B 4.00% 2/1/37	445,000	528,820
Series B 4.00% 2/1/38	465,000	551,304
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	804,505
		15,818,716
Pre-Refunded/Escrowed to Maturity Bonds — 4.27%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	553,550
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24-21 §	985,000	1,001,075
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	345,989
Series 7-Q 5.00% 10/1/26-22 §	280,000	298,082
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	367,965
5.00% 7/1/27-23 §	245,000	268,971
5.00% 7/1/28-23 §	225,000	247,014
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A 6.625% 9/1/42-21 §	1,500,000	1,524,210
10    NQ-313 [5/21] 7/21 (1710552)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	$329,425
Series A 5.00% 11/15/30-25 §	205,000	245,572
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	561,740
Series A 5.00% 1/1/33-24 §	750,000	842,610
Series A 5.00% 1/1/34-24 §	450,000	505,566
Series A 5.00% 1/1/40-24 §	2,000,000	2,246,960
		9,338,729
Special Tax Revenue Bonds — 4.58%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	269,447
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	206,132
4.00% 3/1/30	260,000	266,622
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	724,143
4.00% 3/1/27	650,000	669,591
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,155,000	3,546,725
Series A-1 5.00% 7/1/58	275,000	313,720
Series A-2 4.536% 7/1/53	3,000,000	3,327,450
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	689,616
		10,013,446
State General Obligation Bonds — 6.91%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	920,000	810,750
Minnesota
Series A 5.00% 8/1/27	750,000	891,037
Series A 5.00% 8/1/29	1,000,000	1,187,140
Series A 5.00% 8/1/33	660,000	848,912
Series A 5.00% 8/1/34	2,185,000	2,807,419
Series A 5.00% 8/1/35	1,000,000	1,308,090
NQ-313 [5/21] 7/21 (1710552)    11

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
Series D 5.00% 8/1/26	1,000,000	$1,230,020
Series D 5.00% 8/1/27	1,000,000	1,225,430
Series E 5.00% 10/1/26	1,085,000	1,341,277
(Various Purposes)
Series A 5.00% 8/1/32	1,915,000	2,189,496
Series A 5.00% 8/1/38	1,000,000	1,275,840
		15,115,411
Transportation Revenue Bonds — 5.31%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Senior) Series C 5.00% 1/1/46	185,000	223,956
(Subordinate)
Series A 5.00% 1/1/32	500,000	557,790
Series A 5.00% 1/1/49	1,500,000	1,863,135
Series B 5.00% 1/1/29	2,130,000	2,186,956
Series B 5.00% 1/1/44 (AMT)	4,000,000	4,939,440
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,840,335
		11,611,612
Water & Sewer Revenue Bonds — 1.05%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis–St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,124,746
Series C 4.00% 3/1/32	1,000,000	1,162,870
		2,287,616
Total Municipal Bonds (cost $197,870,594)		209,636,395

Short-Term Investments — 3.02%
Variable Rate Demand Notes — 3.02%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.02% 11/15/48 (LOC – Wells Fargo Bank N.A.)	3,200,000	3,200,000
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series B-1 0.01% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	900,000	900,000
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(Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.01% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	2,505,000	$2,505,000
Total Short-Term Investments (cost $6,605,000)		6,605,000
Total Value of Securities—98.85% (cost $204,475,594)		216,241,395

Receivables and Other Assets Net of Liabilities—1.15%		2,524,497
Net Assets Applicable to 19,384,057 Shares Outstanding—100.00%		$218,765,892
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2021, the aggregate value of Rule 144A securities was $7,644,648, which represents 3.49% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2021.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar
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